INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 12– INCOME TAXES

On March 16, 2007, the National People’s Congress of China approved the new Corporate Income Tax Law of the People’s Republic of China (the “New CIT Law”), which was effective from January 1, 2008.

Prior to January 1, 2008, the CIT rate applicable to corporations in the PRC was 33%, which is composed of 30% national income tax and 3% local income tax. After January 1, 2008, under the New CIT Law, the corporate income tax rate applicable to our subsidiaries is 25%. The New CIT Law has an impact on the deferred tax assets and liabilities of the Company. The Company adjusted deferred tax assets as of December 31, 2011 and 2010 was approximately $243,000 and $231,000, respectively, based on the Company’s best estimate. The deferred tax assets arose primarily due to timing differences with respect to PRC taxes. These deferred tax assets have been netted against the Company’s income tax liability. The Company will continue to assess the impact of such new tax laws in the future. The effects arising from the enforcement of the New CIT Law have been reflected in the accounts. Beginning January 1, 2008, the new Enterprise Income Tax (“EIT”) law replaced the existing laws for Domestic Enterprises (“DES”) and Foreign Invested Enterprises (“FIEs”).

The key changes in the new law are:

-	The new standard EIT rate of 25% replaced the 33% rate currently applicable to both DES and FIEs, except for High Tech companies who pay a reduced rate of 15%; and

-	Companies established before March 16, 2008 will continue to enjoy tax holiday treatment approved by the local government for a grace period of the next 5 years or until the tax holiday term is completed, whichever is sooner.

The Company is a high technology company and enjoys the benefit of a reduced income tax rate at 15%. The applicable new EIT for the Company was 7.5% until December 31, 2009. For the years ending December 31, 2010 and 2011, the company’s income tax rate was 15%.

In accordance with the New CIT Law, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management" refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2011, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2011, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company were to have non-PRC incorporated entities that are deemed PRC tax residents, such entities would be subject to PRC tax under the New CIT Law. The Company has analyzed the applicability of this law, as of December 31, 2011, and the Company has not accrued for PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

The New CIT Law also imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign invested enterprise is subject to the withholding tax starting from January 1, 2008. There were no dividends distributed during the years ended December 31, 2011, and 2010,.

The table below summarizes the reconciliation of the Company’s income tax provision (benefit) computed at the statutory rate in the PRC and the effective tax rate.

	Year Ended December 31, 2011	Year Ended December 31, 2010

Income tax provision (benefit)	38%	71%
Abatement of taxes – Technology enterprises	(15)%	(29)%
Tax provision (benefit)	23%	43%

The Company uses FASB ASC 740 (formerly FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”)). – An Interpretation of FASB Statement No. 109, Accounting for Income Taxes. The Interpretation addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under FIN 48, we may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. FIN 48 also provides guidance on recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of December 31, 2011 and 2010, the Company did not have a liability for unrecognized tax expenses.